Variable Interest Entities And Preferred Securities Of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Two Thousand And Fifteen Financing Entities [Member]
Schedule of Activity Between Company and Financing Entities [Table Text Block]
Activity between the Company and the 2015 Financing Entities (the Entities prior to the purchase of the Class A interest discussed above) was as follows:

In millions	2016	2015	2014
Revenue (a)	$95	$43	$38
Expense (a)	128	81	72
Cash receipts (b)	77	21	22
Cash payments (c)	98	71	73

(a)
The net expense related to the Company’s interest in the Entities is included in the accompanying consolidated statement of operations, as International Paper has and intends to effect its legal right to offset as discussed above. After formation of the 2015 Financing Entities, the revenue and expense are included in Interest expense, net in the accompanying consolidated statement of operations.

(b)
The cash receipts are equity distributions from the Entities to International Paper prior to the formation of the 2015 Financing Entities. After formation of the 2015 Financing Entities, cash receipts are interest received on the Financial assets of special purpose entities.

(c)
The cash payments are interest payments on the associated debt obligations discussed above. After formation of the 2015 Financing Entities, the payments represent interest paid on Nonrecourse financial liabilities of special purpose entities.

Two Thousand Seven Financing Entities [Member]
Schedule of Activity Between Company and Financing Entities [Table Text Block]
Activity between the Company and the 2007 financing entities was as follows:

In millions	2016	2015	2014
Revenue (a)	$37	$27	$26
Expense (b)	37	27	25
Cash receipts (c)	15	7	7
Cash payments (d)	27	18	18

(a)
The revenue is included in Interest expense, net in the accompanying consolidated statement of operations and includes approximately $19 million for the years ended December 31, 2016, 2015 and 2014, respectively, of accretion income for the amortization of the purchase accounting adjustment on the Financial assets of special purpose entities.

(b)
The expense is included in Interest expense, net in the accompanying consolidated statement of operations and includes approximately $7 million for the years ended December 31, 2016, 2015 and 2014, respectively, of accretion expense for the amortization of the purchase accounting adjustment on the Nonrecourse financial liabilities of special purpose entities.

(c)	The cash receipts are interest received on the Financial assets of special purpose entities.

(d)	The cash payments are interest paid on Nonrecourse financial liabilities of special purpose entities.